Income Taxes - Summary of Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rate	(34.00%)	(34.00%)
State income taxes, net of federal benefit	(4.00%)	(7.00%)
Permanent differences	(11.10%)	(3.30%)
Other adjustment	(1.10%)	(8.00%)
Change in effective rate	23.40%	0.00%
Change in valuation allowance	26.80%	52.30%
Effective income tax rate	0.00%	0.00%